BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

NOTE 17:- BALANCES AND TRANSACTIONS WITH RELATED PARTIES

Represents transactions and balances with other entities in which certain members of the Company's board of directors, management or shareholders have interest:

a.The following related party balances are included in the consolidated balance sheets:

	December 31,
	2019	2018

Trade receivables and prepaid expenses	$3,982	$1,676

Trade payables and accrued expenses	$1,419	$604

F - 50

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 17:- BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Cont.)

b.The following related party transactions are included in the consolidated statements of income (loss):

	Year ended December 31,
	2019	2018	2017

Revenues (1)	$4,476	$2,491	$2,547

Cost of revenues (2)	$7,061	$6,956	$4,280

Operating expenses, net - primarily lease, sub-contractors and communications (3)	$4,888	$4,757	$4,853

Purchase of property and equipment	$1,944	$2,761	$1,663

(1)Distribution of the Company's products on a non-exclusive basis.

(2)Related to cost of product purchased from one of the related companies. The Company depends on a sole single managed security service provider, which is a related party, to provide services as part of its protection services. If the managed security service provider fails to provide or delay the delivery of the services, the Company will be required to seek alternative sources of the services. A change in its managed security service provider could result in a possible loss of sales and, consequently, could adversely affect the Company's results of operations and financial position.

(3)The Company leases office space and purchases other miscellaneous services from certain companies, which are considered to be related parties. In addition, the Company provides certain services to related parties.